401(k) and Employee Stock Ownership Plan (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Employee contribution, percentage of annual salary	100.00%
Employee contribution, maximum allowable contribution	$ 53,000
Term for employees to become fully vested	6 years
Employer matching contribution percent	100.00%
Percent of employees' gross pay	4.00%
Profit sharing contribution, percent	7.00%
Company contributions to plan	$ 8,700,000	$ 7,314,000	$ 5,870,000